SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No. 1                                           [X]
    Post-Effective Amendment No.                                            [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 1                                                        [X]


                          EVERGREEN INTERNATIONAL TRUST
    (As successor to certain series of Evergreen Investment Trust, Evergreen Equity Trust, Evergreen Natural Resources Fund, Keystone Precious Metals
             Holdings, Inc., and Keystone International Fund Inc.)
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)

                     Approximate Date of Proposed Offering:
                As soon as practicable after the effective date
                         of the Registration Statement.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 (the "Securities Act") or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-94560/811-4154 on Form N-1A of Evergreen Investment Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Emerging Markets Growth Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the Investment Company Act of 1940 (the "1940 Act").

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-94560/811-4154 on Form N-1A of Evergreen Investment Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen International Equity Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 33-25378/811-5684 on Form N-1A of Evergreen Equity Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Global Leaders Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 33-82520/811-8694 on Form N-1A of Evergreen Natural Resources Fund, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-81691/811-2303 on Form N-1A of Keystone Precious Metals Holdings, Inc., a Delaware corporation, the Registrant hereby adopts the Registration Statement of such corporation under the Securities Act and the notification of registration and Registration Statement of such corporation under the 1940 Act.

     Pursuant  to Rule 414  under  the  Securities  Act,  by this  amendment  to
Registration Statement No. 2-21640/811-1231 on Form N-1A of Keystone International Fund Inc., a Massachusetts corporation, the Registrant hereby adopts the Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

                          EVERGREEN INTERNATIONAL TRUST

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen Emerging Markets Growth Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Emerging Markets Growth Fund included in the Registration Statement on Form N-1A of Evergreen Investment Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen International Equity Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen International Equity Fund included in the Registration Statement on Form N-1A of Evergreen Investment Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Equity Trust relating to Evergreen Global Leaders Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Global Leaders Fund included in the Registration Statement on Form N-1A of Evergreen Equity Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Natural Resources Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Natural Resources Fund included in the Registration Statement on Form N-1A.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Keystone Precious Metals Holdings, Inc., and the current prospectus and statement of additional information, as supplemented, of Keystone Precious Metals Holdings, Inc. included in the Registration Statement on Form N-1A.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Keystone International Fund Inc., and the current prospectus and statement of additional information, as supplemented, of Keystone International Fund Inc. included in the Registration Statement on Form N-1A.

                       SUPPLEMENT TO THE PROSPECTUSES OF
EVERGREEN AGGRESSIVE GROWTH FUND, EVERGREEN AMERICAN RETIREMENT FUND, EVERGREEN EMERGING MARKETS GROWTH FUND, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND,
  EVERGREEN FOUNDATION FUND, EVERGREEN FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN GLOBAL LEADERS FUND, EVERGREEN GROWTH AND INCOME FUND, EVERGREEN
     HIGH GRADE TAX FREE FUND, EVERGREEN INCOME AND GROWTH FUND, EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND, EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN INSTITUTIONAL MONEY MARKET FUND, EVERGREEN INSTITUTIONAL TAX
 EXEMPT MONEY MARKET FUND, EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND, EVERGREEN LATIN AMERICA FUND, EVERGREEN MICRO CAP FUND, EVERGREEN MONEY MARKET
FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SHORT-INTERMEDIATE
  BOND FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN SMALL CAP EQUITY INCOME FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN TAX
  STRATEGIC FOUNDATION FUND, EVERGREEN U.S. GOVERNMENT FUND, EVERGREEN UTILITY FUND, EVERGREEN VALUE FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND, EVERGREEN
CAPITAL PRESERVATION AND INCOME FUND, EVERGREEN FUND FOR TOTAL RETURN, EVERGREEN
  GLOBAL OPPORTUNITIES FUND, EVERGREEN NATURAL RESOURCES FUND, EVERGREEN OMEGA
   FUND, EVERGREEN STRATEGIC INCOME FUND, EVERGREEN CALIFORNIA TAX FREE FUND,
    EVERGREEN MASSACHUSETTS TAX FREE FUND, EVERGREEN MISSOURI TAX FREE FUND, EVERGREEN NEW YORK TAX FREE FUND, EVERGREEN PENNSYLVANIA TAX FREE FUND,
  EVERGREEN SELECT ADJUSTABLE RATE FUND, AND EVERGREEN SELECT SMALL CAP GROWTH
              FUND, (EACH A "FUND" AND, COLLECTIVELY, THE "FUNDS")

The prospectus(es) of each of the Funds are hereby supplemented as follows:
FUND REORGANIZATIONS

       Each of the Funds listed below has been reorganized as a separate series of a Delaware business trust, each of which was organized on September 17, 1997. The name of each trust is set forth below.

NAME OF FUND                                               NAME OF TRUST
---------------------------------------------------        ------------------------------------
Evergreen California Tax Free Fund                         Evergreen Municipal Trust
Evergreen Florida High Income Municipal Bond Fund          Evergreen Municipal Trust
Evergreen Georgia Municipal Bond Fund                      Evergreen Municipal Trust
Evergreen Massachusetts Tax Free Fund                      Evergreen Municipal Trust
Evergreen Missouri Tax Free Fund                           Evergreen Municipal Trust
Evergreen New York Tax Free Fund                           Evergreen Municipal Trust
Evergreen North Carolina Municipal Bond Fund               Evergreen Municipal Trust
Evergreen Pennsylvania Tax Free Fund                       Evergreen Municipal Trust
Evergreen South Carolina Municipal Bond Fund               Evergreen Municipal Trust
Evergreen Virginia Municipal Bond Fund                     Evergreen Municipal Trust
Evergreen High Grade Tax Free Fund                         Evergreen Municipal Trust
Evergreen Short-Intermediate Municipal Fund                Evergreen Municipal Trust
Evergreen Aggressive Growth Fund                           Evergreen Equity Trust
Evergreen Fund                                             Evergreen Equity Trust
Evergreen Micro Cap Fund                                   Evergreen Equity Trust
Evergreen Omega Fund                                       Evergreen Equity Trust
Evergreen American Retirement Fund                         Evergreen Equity Trust
Evergreen Foundation Fund                                  Evergreen Equity Trust
Evergreen Tax Strategic Foundation Fund                    Evergreen Equity Trust
Evergreen Fund for Total Return                            Evergreen Equity Trust
Evergreen Growth and Income Fund                           Evergreen Equity Trust
Evergreen Income and Growth Fund                           Evergreen Equity Trust
Evergreen Small Cap Equity Income Fund                     Evergreen Equity Trust
Evergreen Value Fund                                       Evergreen Equity Trust
Evergreen Utility Fund                                     Evergreen Equity Trust
Evergreen U.S. Government Fund                             Evergreen Fixed Income Trust
Evergreen Strategic Income Fund                            Evergreen Fixed Income Trust
Evergreen Capital Preservation and Income Fund             Evergreen Fixed Income Trust
Evergreen Intermediate Term Government Securities          Evergreen Fixed Income Trust
  Fund
Evergreen Short-Intermediate Bond Fund                     Evergreen Fixed Income Trust
Evergreen Emerging Markets Growth Fund                     Evergreen International Trust
Evergreen Global Leaders Fund                              Evergreen International Trust

NAME OF FUND                                               NAME OF TRUST
---------------------------------------------------        ------------------------------------
Evergreen International Equity Fund                        Evergreen International Trust
Evergreen Natural Resources Fund                           Evergreen International Trust
Evergreen Money Market Fund                                Evergreen Money Market Trust
Evergreen Institutional Money Market Fund                  Evergreen Select Money Market Trust
Evergreen Institutional Tax Exempt Money Market            Evergreen Select Money Market Trust
  Fund
Evergreen Institutional Treasury Money Market Fund         Evergreen Select Money Market Trust
Evergreen Select Adjustable Rate Fund                      Evergreen Select Fixed Income Trust
Evergreen Select Small Cap Growth Fund                     Evergreen Select Equity Trust

       In connection with the reorganizations, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Supplement to the Statement of Additional Information of each Fund dated the date hereof.
NAME CHANGES
       Effective January 12, 1998, the following name changes will occur:

CURRENT NAME                                               NEW NAME
---------------------------------------------------        ------------------------------------
Evergreen Institutional Money Market Fund                  Evergreen Select Money Market Fund
Evergreen Institutional Tax Exempt Money Market            Evergreen Select Municipal Money
  Fund                                                     Market Fund
Evergreen Institutional Treasury Money Market Fund         Evergreen Select Treasury Money
                                                           Market Fund

       In addition, the name of the distributor for the Funds has been changed to Evergreen Distributor, Inc., the name of the administrator for certain of the Funds has been changed to Evergreen Investment Services, Inc., and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.

EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

       The investment objective of the Fund has been amended to permit the Fund to invest without limitation in obligations subject to the federal alternative minimum tax. Under normal circumstances it is anticipated that each Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the federal alternative minimum tax.

       The Fund's investments will continue to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, including the portfolio quality requirements thereof.

EVERGREEN LATIN AMERICA FUND

       Antonio T. Docal and Francis X. Claro are currently the Fund's co-portfolio managers. Mr. Docal joined Keystone Investment Management Company ("Keystone") in 1994. He is a Vice President and portfolio manager and has more than ten years of experience in international trade and mergers and acquisitions for the Latin American region. Mr. Claro joined Keystone in 1994 and is a Vice President and portfolio manager. Mr. Claro has more than six years of experience in international finance and consulting.

EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN HIGH GRADE TAX FREE FUND, EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND, EVERGREEN CALIFORNIA TAX FREE FUND, EVERGREEN FLORIDA TAX FREE FUND, EVERGREEN MASSACHUSETTS TAX FREE FUND, EVERGREEN MISSOURI TAX TREE FUND, EVERGREEN NEW YORK TAX FREE FUND, AND EVERGREEN PENNSYLVANIA TAX FREE FUND.

       The Funds are permitted to make taxable investments, and may from time to time generate income subject to federal regular income tax.
                                       2

       Each Fund, other than Evergreen High Grade Tax Free Fund and Evergreen Institutional Tax Exempt Money Market Fund, will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Rating Group ("S&P") or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization (an "SRO") or by the Fund's investment adviser. A Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. Subject to certain exceptions for money market funds, a Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

       The section of the Fund's prospectus entitled "Portfolio Managers" under "Management of the Funds" is hereby supplemented to reflect the following change:

       Richard K. Marrone is the portfolio manager for the Evergreen Short-Intermediate Municipal Fund. Since joining First Union in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager, with over 15 years of investment and market experience. Prior to joining First Union, Mr. Marrone was employed at Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds from 1982-1993.

EVERGREEN PENNSYLVANIA TAX FREE FUND

       The second full paragraph of the section entitled "Portfolio Managers" under "Management of the Funds" is hereby deleted and replaced in its entirety with the following paragraph:

       Jocelyn Turner is the portfolio manager for the Pennsylvania Fund. Since joining First Union in 1992, Ms. Turner has been a Vice President and Municipal Bond Portfolio Manager for CMG. In addition to the Pennsylvania Fund, Ms. Turner is currently responsible for the portfolio management of the Evergreen New Jersey Tax Free Income Fund. Ms. Turner was previously employed as a Vice President and Municipal Bond Portfolio Manager at One Federal Asset Management, Boston, Massachusetts from 1987-1991.

EVERGREEN GEORGIA MUNICIPAL BOND FUND

       The section of the Fund's prospectus entitled "Portfolio Managers" under "Management of the Funds" is hereby supplemented to reflect the following change:

       The portfolio manager for the Fund is Charles E. Jeanne. Since joining First Union in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager. In addition to the Fund, Mr. Jeanne also manages the Evergreen Virginia Municipal Bond Fund. Prior to joining First Union, Mr. Jeanne served as a trader/portfolio manager for First American Bank.

EVERGREEN GLOBAL OPPORTUNITIES FUND

       Effective January 1, 1998, the section of the Fund's prospectus entitled "Portfolio Manager" under "Fund Management and Expenses" is hereby deleted and replaced in its entirety with the following paragraph:

       The portfolio managers for the Fund are Gilman C. Gunn and J. Gary Craven. Mr. Gunn manages the international portion of the Fund and Mr. Craven manages the domestic portion of the Fund.

       Mr. Gunn joined Keystone in January 1991 and is currently Senior Vice President, Chief Investment Officer -- International.

       Mr. Craven joined Keystone in November 1996 and is currently Senior Vice President, Chief Investment Officer and Group Leader for the small cap equity area. Prior to joining Keystone, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.

       Effective June 1, 1997, the Fund's Subadvisory Agreement with Credit Lyonnais International Asset Management, North America terminated. Keystone Investment Management Company, the Fund's adviser, will manage the entire portfolio of the Fund.
                                       3

EVERGREEN EMERGING MARKETS GROWTH FUND

       Effective September 1, 1997, Keystone Investment Management Company ("Keystone") will become sub-adviser to the Fund. Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. As sub-advisor, Keystone's research department and staff will provide the Capital Management Group of First Union National Bank, the Fund's investment adviser, with information, investment recommendations, advice and assistance on the Fund. Keystone will receive a fee equal to: 1% of the first $100 million of average daily net assets; .95 of 1% of the next $100 million of average daily net assets; .90 of 1% of the next $100 million of average daily net assets; and .85% of average daily net assets in excess of $300 million from Capital Management Group for its services. Keystone is a subsidiary of First Union National Bank.

EVERGREEN INTERNATIONAL EQUITY FUND

       As of September 8, 1997, Nicholas P.W. Horsley no longer served as a portfolio manager of the Fund.

KEYSTONE OMEGA FUND

       Maureen E. Cullinane has been the Fund's Portfolio Manager since 1989. Ms. Cullinane is a Keystone Senior Vice President and Senior Portfolio Manager and has more than 20 years of investment experience.

PERFORMANCE INFORMATION

       The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund.

PURCHASE AND REDEMPTION OF SHARES

       Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the Statement of Additional Information.

ADDITIONAL INFORMATION

       Effective December 31, 1996, BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Columbus, Ohio 43219, acquired the mutual fund administration and distribution business of Furman Selz LLC ("Furman"). Accordingly, BISYS now acts as sub-administrator in place of Furman.

       Evergreen Distributor, Inc. ("EKD"), located at 125 West 55th Street, New York, NY 10019, and formerly known as Evergreen Funds Distributor, Inc. ("EFD"), is the distributor for the Funds. EKD is an affiliate of BISYS, having been acquired by BISYS on January 3, 1997.

       The rate of compensation for BISYS and EKD will remain unchanged from the compensation formerly paid to Furman and EKD prior to January 1, 1997.

       You may exchange shares of a Fund for shares of another Fund identified above by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.

December 22, 1997

                       SUPPLEMENT TO THE PROSPECTUSES OF
  KEYSTONE BALANCED FUND (K-1), KEYSTONE DIVERSIFIED BOND FUND (B-2), KEYSTONE GROWTH AND INCOME FUND (S-1), KEYSTONE HIGH INCOME BOND FUND (B-4), KEYSTONE INTERNATIONAL FUND, KEYSTONE PRECIOUS METALS HOLDINGS, KEYSTONE QUALITY BOND
FUND (B-1), KEYSTONE SMALL COMPANY GROWTH FUND (S-4), KEYSTONE STRATEGIC GROWTH
                     FUND (K-2), AND KEYSTONE TAX FREE FUND
                 (EACH A "FUND" AND, COLLECTIVELY, THE "FUNDS")


     The prospectus(es) of each of the Funds are hereby supplemented as follows:

FUND REORGANIZATIONS

       Each of Keystone High Income Bond Fund (B-4), Keystone Strategic Growth Fund (K-2), Keystone Growth and Income Fund (S-1), Keystone International Fund, and Keystone Precious Metals Holdings has been reorganized as a separate series of a Delaware business trust, each of which was organized on September 17, 1997. The name of each trust is set forth below.

NAME OF FUND                                                         NAME OF TRUST
------------------------------------------------------------------   ------------------------------------
Keystone Strategic Growth Fund (K-2)                                 Evergreen Equity Trust
Keystone Growth and Income Fund (S-1)                                Evergreen Equity Trust
Keystone High Income Bond Fund (B-4)                                 Evergreen Fixed Income Trust
Keystone Precious Metals Holdings                                    Evergreen International Trust
Keystone International Fund                                          Evergreen International Trust

       In connection with the reorganizations, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Supplement to the Statement of Additional Information of each Fund dated the date hereof.

NAME CHANGES

       Effective January 12, 1998, the following name changes will occur:

CURRENT NAME                                                         NEW NAME
------------------------------------------------------------------   ------------------------------------
Keystone Growth and Income Fund (S-1)                                Evergreen Blue Chip Fund
Keystone High Income Bond Fund (B-4)                                 Evergreen High Yield Bond Fund
Keystone International Fund                                          Evergreen International Growth Fund
Keystone Precious Metals Holdings                                    Evergreen Precious Metals Fund
Keystone Strategic Growth Fund (K-2)                                 Evergreen Strategic Growth Fund
Keystone Quality Bond Fund (B-1)                                     Evergreen Quality Bond Fund
Keystone Balanced Fund (K-1)                                         Evergreen Balanced Fund
Keystone Small Company Growth Fund (S-4)                             Evergreen Small Company Growth Fund


       In addition, the name of the distributor for the Funds has been changed to Evergreen Distributor, Inc., the name of the administrator for certain of the Funds has been changed to Evergreen Investment Services, Inc., and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.

ADDITION OF MULTIPLE CLASS STRUCTURE

       Effective January 9, 1998, each Fund will add two classes of shares designated as Class A and Class C and will designate its current class of shares as Class B.

       For all the Funds, the table set forth below summarizes the shareholder transaction costs associated with an investment in each Class A, Class B and Class C shares of the Funds.
                                       1


SHAREHOLDER TRANSACTION EXPENSES                                            Class A Shares    Class B Shares(3)    Class C Shares
                                                                            --------------    -----------------    --------------
Maximum Sales Charge Imposed on Purchases (as a % of offering price)            4.75%               None                None
Contingent Deferred Sales Charge (as a % of original purchase price or         None(1)            5.00%(2)             1.00%
  redemption proceeds, whichever is lower)

-------------
(1) The Funds do not charge a front-end sales charge on purchase of $1 million or more, but they do charge a contingent deferred sales charge of 1.00% if you redeem those shares within one year after your purchase.
(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The Funds do not charge a contingent deferred sales charge on redemptions made after that. See "Shareholder Information" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc. See "Purchase and Redemption of Shares" for more information.

       Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending on the date set forth besides the Fund's name. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY.

KEYSTONE BALANCED FUND (K-1) (MARCH 31, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .45%       .45%       .45%    After 1 Year
                                                                              $  57      $  67      $  27      $  17      $  17
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  76      $  84      $  54      $  54      $  54
Other Expenses       .25%       .25%       .25%    After 5 Years
                   -------    -------    -------                              $  98      $ 112      $  92      $  92      $  92
Total                .95%      1.70%      1.70%    After 10 Years             $ 159      $ 171      $ 201      $ 171      $ 201

KEYSTONE DIVERSIFIED BOND FUND (B-2) (APRIL 30, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .52%       .52%       .52%    After 1 Year
                                                                              $  58      $  69      $  29      $  19      $  19
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  81      $  88      $  58      $  58      $  58
Other Expenses       .33%       .33%       .33%    After 5 Years
                   -------    -------    -------                              $ 105      $ 120      $ 100      $ 100      $ 100
Total               1.10%      1.85%      1.85%    After 10 Years             $ 175      $ 188      $ 217      $ 188      $ 217

KEYSTONE GROWTH AND INCOME FUND (S-1) (JULY 31, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .64%       .64%       .64%    After 1 Year
                                                                              $  59      $  70      $  30      $  20      $  20
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  84      $  91      $  61      $  61      $  61
Other Expenses       .31%       .31%       .31%    After 5 Years
                   -------    -------    -------                              $ 110      $ 125      $ 105      $ 105      $ 105
Total               1.20%      1.95%      1.95%    After 10 Years             $ 186      $ 195      $ 227      $ 195      $ 227

                                       2


KEYSTONE HIGH INCOME BOND FUND (B-4) (APRIL 30, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .58%       .58%       .58%    After 1 Year
                                                                              $  59      $  70      $  30      $  20      $  20
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  83      $  91      $  61      $  61      $  61
Other Expenses       .35%       .35%       .35%    After 5 Years
                   -------    -------    -------                              $ 109      $ 124      $ 104      $ 104      $ 104
Total               1.18%      1.93%      1.93%    After 10 Years             $ 184      $ 196      $ 225      $ 196      $ 225

KEYSTONE INTERNATIONAL FUND (OCTOBER 31, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .75%       .75%       .75%    After 1 Year
                                                                              $  63      $  74      $  34      $  24      $  24
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  95      $ 103      $  73      $  73      $  73
Other Expenses       .59%       .59%       .59%    After 5 Years
                   -------    -------    -------                              $ 130      $ 145      $ 125      $ 125      $ 125
Total               1.59%      2.34%      2.34%    After 10 Years             $ 227      $ 239      $ 268      $ 239      $ 268

KEYSTONE PRECIOUS METALS HOLDINGS (OCTOBER 31, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .74%       .74%       .74%    After 1 Year
                                                                              $  64      $  74      $  34      $  24      $  24
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  97      $ 105      $  75      $  75      $  75
Other Expenses       .67%       .67%       .67%    After 5 Years
                   -------    -------    -------                              $ 133      $ 149      $ 129      $ 129      $ 129
Total               1.66%      2.41%      2.41%    After 10 Years             $ 235      $ 247      $ 275      $ 247      $ 275


KEYSTONE QUALITY BOND FUND (B-1) (OCTOBER 31, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .52%       .52%       .52%    After 1 Year
                                                                              $  58      $  69      $  29      $  19      $  19
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  81      $  88      $  58      $  58      $  58
Other Expenses       .33%       .33%       .33%    After 5 Years
                   -------    -------    -------                              $ 105      $ 120      $ 100      $ 100      $ 100
Total               1.10%      1.85%      1.85%    After 10 Years             $ 175      $ 188      $ 217      $ 188      $ 217

KEYSTONE SMALL COMPANY GROWTH FUND (S-4) (SEPTEMBER 30, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .48%       .48%       .48%    After 1 Year
                                                                              $  57      $  68      $  28      $  18      $  18
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  78      $  85      $  55      $  55      $  55
Other Expenses       .27%       .27%       .27%    After 5 Years
                   -------    -------    -------                              $ 100      $ 115      $  95      $  95      $  95
Total               1.00%      1.75%      1.75%    After 10 Years             $ 164      $ 177      $ 206      $ 177      $ 206

                                       3


KEYSTONE STRATEGIC GROWTH FUND (K-2) (SEPTEMBER 30, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .53%       .53%       .53%    After 1 Year
                                                                              $  58      $  69      $  29      $  19      $  19
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  81      $  88      $  58      $  58      $  58
Other Expenses       .32%       .32%       .32%    After 5 Years
                   -------    -------    -------                              $ 105      $ 120      $ 100      $ 100      $ 100
Total               1.10%      1.85%      1.85%    After 10 Years             $ 175      $ 188      $ 217      $ 188      $ 217

KEYSTONE TAX FREE FUND (MAY 31, 1998)

                                                                                                  EXAMPLES
                                                                             ---------------------------------------------------
                                                                                Assuming Redemption at           Assuming no
                     ANNUAL OPERATING EXPENSES                                       End of Period                Redemption
                   -----------------------------                             -----------------------------    ------------------
                   Class A    Class B    Class C                             Class A    Class B    Class C    Class B    Class C
                   -------    -------    -------                             -------    -------    -------    -------    -------
Management Fees      .42%       .42%       .42%    After 1 Year
                                                                              $  56      $  66      $  26      $  16      $  16
12b-1 Fees*          .25%      1.00%      1.00%    After 3 Years
                                                                              $  73      $  80      $  50      $  50      $  50
Other Expenses       .16%       .16%       .16%    After 5 Years
                   -------    -------    -------                              $  91      $ 106      $  86      $  86      $  86
Total                .83%      1.58%      1.58%    After 10 Years             $ 145      $ 158      $ 188      $ 158      $ 188

DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

Class A shares                                      0.75% (currently limited to 0.25%)
Class B shares                                      1.00%
Class C shares                                      1.00%

       Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Fund's distributor pursuant to the Distribution Agreements entered into by the Fund.

Distribution Agreements. The Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

Class A shares                                      0.25%
Class B shares                                      1.00%
Class C shares                                      1.00%

       The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

                                       4



       In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds.

       Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Class A Shares--Front-End Sales Charge Alternative. You may purchase Class A shares of the Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:
                              Initial Sales Charge

                          as a % of the Net    as a % of the            Commission to Dealer/Agent
  Amount of Purchase       Amount Invested     Offering Price            as a % of Offering Price
  Less than $    50,000         4.99%               4.75%                            4.25%
$  50,000 - $    99,999         4.71%               4.50%                            4.25%
$ 100,000 - $   249,999         3.90%               3.75%                            3.25%
$ 250,000 - $   499,999         2.56%               2.50%                            2.00%
$ 500,000 - $   999,999         2.04%               2.00%                            1.75%
       Over $ 1,000,000          None                None       1.00% of the amount invested up to
                                                                $2,999,999; .50% of the amount invested
                                                                over $2,999,999, up to $4,999,999; and
                                                                .25% of the excess over $4,999,999

       No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

       Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan

                                       5


sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

       In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

       When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.

Class B Shares--Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                                                      CDSC
Redemption Timing                                                                                                    Imposed
------------------------------------------------------------------------------------------------------------------   -------
Month of purchase and the first twelve-month period following the month of purchase...............................     5.00%
Second twelve-month period following the month of purchase........................................................     4.00%
Third twelve-month period following the month of purchase.........................................................     3.00%
Fourth twelve-month period following the month of purchase........................................................     3.00%
Fifth twelve-month period following the month of purchase.........................................................     2.00%
Sixth twelve-month period following the month of purchase.........................................................     1.00%
No CDSC is imposed on amounts redeemed thereafter.

       If you redeem shares purchased after January 1, 1995, but before January 9, 1998, you will pay a CDSC according to the CDSC schedule in effect at the time you bought your shares.

       The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

       At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and/or services fee imposed on Class B shares. If you bought shares before January 1, 1995, your shares will automatically convert to Class A shares on or about January 16, 1998. If you purchased your shares after January 1, 1995, your shares will convert to Class A shares seventy-two months from the date you purchased your shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and/or services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.
Class C Shares--Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However,

                                       6


you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares -- Front-End Sales Charge Alternative," above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares. Contingent Deferred Sales Charge. Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

       No CDSC is imposed on a redemption of shares of the Fund in the event of:
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

       The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

HOW TO REDEEM SHARES

       You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class of any other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and
                                       7


may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

       No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

PERFORMANCE INFORMATION

       The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund.

PURCHASE AND REDEMPTION OF SHARES

       Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the Statement of Additional Information.

                                       8


ANNUAL UPDATE TO FINANCIAL SECTIONS OF CERTAIN PROSPECTUSES

KEYSTONE GROWTH AND INCOME FUND (S-1)

The "Financial Highlights" section is replaced entirely by the following:

       The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report, which is incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in the Annual Report, which will be made available upon request and without charge.

                                                                                          YEAR ENDED AUGUST 31,
                                                                         --------------------------------------------------------
                                                                           1997        1996        1995        1994        1993
                                                                         --------    --------    --------    --------    --------
PER SHARE DATA:
Net asset value beginning of year.....................................     $25.05      $22.98      $23.21      $25.42      $23.17
                                                                         --------    --------    --------    --------    --------
Income from investment operations
  Net investment income...............................................       0.15        0.12        0.25        0.16        0.11
  Net gain (loss) on investments and foreign currency related
    transactions......................................................       7.97        3.69        2.66       (0.35)       3.11
                                                                         --------    --------    --------    --------    --------
    Total from investment operations..................................       8.12        3.81        2.91       (0.19)       3.22
                                                                         --------    --------    --------    --------    --------
Less distributions
  From net investment income..........................................      (0.15)      (0.54)      (0.25)      (0.23)      (0.11)
  In excess of net investment income..................................      (0.05)      (0.22)      (0.11)      (0.05)      (0.17)
  From net realized gain on investments...............................      (3.18)      (0.98)      (2.78)      (1.74)      (0.69)
                                                                         --------    --------    --------    --------    --------
    Total distributions...............................................      (3.38)      (1.74)      (3.14)      (2.02)      (0.97)
                                                                         --------    --------    --------    --------    --------
Net asset value end of year...........................................   $  29.79    $  25.05    $  22.98    $  23.21    $  25.42
                                                                         --------    --------    --------    --------    --------
                                                                         --------    --------    --------    --------    --------
TOTAL RETURN (A)......................................................      34.76%      17.31%      13.87%      (0.72%)     14.31%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses......................................................       1.57%       1.85%       1.75%       2.07%       2.28%
  Total expenses, excluding indirectly paid expenses..................       1.56%       1.84%        N/A         N/A         N/A
  Net investment income...............................................       0.55%       0.52%       1.09%       0.67%       0.47%
Portfolio turnover rate...............................................        109%        139%        115%         73%         96%
Average commission rate paid per share................................   $ 0.0598    $ 0.0635         N/A         N/A         N/A
Net assets end of year (thousands)....................................   $312,935    $224,819    $199,456    $208,532    $234,688

                                                                                          YEAR ENDED AUGUST 31,
                                                                         --------------------------------------------------------
                                                                           1992        1991        1990        1989        1988
                                                                         --------    --------    --------    --------    --------
PER SHARE DATA:
Net asset value beginning of year.....................................     $25.12      $22.97      $24.82      $18.93      $27.23
                                                                         --------    --------    --------    --------    --------
Income from investment operations
  Net investment income...............................................       0.15        0.19        0.22        0.32        0.46
  Net gain (loss) on investments and foreign currency related
    transactions......................................................      (0.11)       4.72       (1.29)       6.16       (6.77)
                                                                         --------    --------    --------    --------    --------
    Total from investment operations..................................       0.04        4.91       (1.07)       6.48       (6.31)
                                                                         --------    --------    --------    --------    --------
Less distributions
  From net investment income..........................................      (0.15)      (0.26)      (0.65)      (0.59)      (0.46)
  In excess of net investment income..................................      (0.17)      (0.25)      (0.09)          0           0
  From net realized gain on investments...............................      (1.67)      (2.25)      (0.04)          0       (1.53)
                                                                         --------    --------    --------    --------    --------
    Total distributions...............................................      (1.99)      (2.76)      (0.78)      (0.59)      (1.99)
                                                                         --------    --------    --------    --------    --------
Net asset value end of year...........................................     $23.17      $25.12      $22.97      $24.82      $18.93
                                                                         --------    --------    --------    --------    --------
TOTAL RETURN (A)......................................................       0.38%      24.82%      (4.56%)     34.99%     (24.55%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Total expenses......................................................       2.08%       2.33%       2.35%       2.05%       1.77%
  Total expenses, excluding indirectly paid expense...................        N/A         N/A         N/A         N/A         N/A
  Net investment income...............................................       0.61%       0.93%       1.36%       2.16%       2.28%
Portfolio turnover rate...............................................         95%         64%         47%         44%         82%
Average commission rate paid per share................................        N/A         N/A         N/A         N/A         N/A
Net assets end of year (thousands)....................................   $204,004    $176,985    $154,124    $187,696    $195,375

-------------
(a) Excluding applicable sales charges.

                                       9


       The "Fund Management and Expenses; Sub-administrator" section is deleted.

       The last sentence of the first paragraph and the second paragraph of the "Fund Management and Expenses; Fund Expenses" section are deleted.

       The Fund's portfolio turnover rates for the fiscal years ended August 31, 1996 and 1997, were 139% and 109%, respectively.

       In order to exchange shares of any Fund for shares of Keystone Precious Metals Holdings, shareholder must have held such shares of such Fund for a period of at least six months.

KEYSTONE DIVERSIFIED BOND FUND (B-2)

The "Financial Highlights" section is replaced entirely by the following:

     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report, which is incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in the Annual Report, which will be made available upon request and without charge.

                                                                       YEAR ENDED AUGUST 31,
                                      ---------------------------------------------------------------------------------------
                                        1997       1996       1995       1994        1993        1992       1991       1990
                                      --------   --------   --------   --------   ----------   --------   --------   --------
NET ASSET VALUE BEGINNING OF YEAR...    $14.65     $15.09     $15.28     $17.06       $16.44     $15.37     $15.51     $17.74
                                      --------   --------   --------   --------   ----------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............      0.91       0.95       1.06       1.06         1.28       1.33       1.33       1.53
Net realized and unrealized gain
 (loss) on investments and foreign
 currency related transactions......      0.84      (0.35)      0.11      (1.62)        0.70       1.14       0.17      (1.94)
                                      --------   --------   --------   --------   ----------   --------   --------   --------
Total from investment operations....      1.75       0.60       1.17      (0.56)        1.98       2.47       1.50      (0.41)
                                      --------   --------   --------   --------   ----------   --------   --------   --------
LESS DISTRIBUTIONS FROM:
Net investment income...............     (0.93)     (0.96)     (1.06)     (1.22)       (1.28)     (1.33)     (1.63)     (1.61)
In excess of net investment
 income.............................     (0.05)         0      (0.22)         0        (0.08)     (0.07)     (0.01)     (0.21)
Tax basis return of capital.........         0      (0.08)     (0.08)         0            0          0          0          0
Net realized gain on investments....         0          0          0          0            0          0          0          0
                                      --------   --------   --------   --------   ----------   --------   --------   --------
Total distributions.................     (0.98)     (1.04)     (1.36)     (1.22)       (1.36)     (1.40)     (1.64)     (1.82)
                                      --------   --------   --------   --------   ----------   --------   --------   --------
NET ASSET VALUE END OF YEAR.........    $15.42     $14.65     $15.09     $15.28       $17.06     $16.44     $15.37     $15.51
                                      --------   --------   --------   --------   ----------   --------   --------   --------
                                      --------   --------   --------   --------   ----------   --------   --------   --------
TOTAL RETURN (A)....................     12.25%      4.03%      8.13%     (3.53%)      12.73%     16.88%     10.58%     (2.44%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses.....................      1.88%      1.84%      1.81%      1.75%        1.89%      1.99%      1.94%      1.89%
 Total expenses, excluding
   indirectly paid expenses.........      1.87%      1.83%        --         --           --         --         --         --
 Net investment income..............      6.07%      6.42%      7.05%      6.48%        7.73%      8.29%      8.74%      9.26%
PORTFOLIO TURNOVER RATE.............       138%       246%       178%       200%         133%       117%       101%        43%
NET ASSETS END OF YEAR
 (THOUSANDS)........................  $457,701   $559,792   $734,837   $814,245   $1,004,393   $902,339   $814,528   $860,615

                                         1989        1988
                                      ----------   --------
NET ASSET VALUE BEGINNING OF YEAR...      $17.99     $18.91
                                      ----------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............        1.71       1.78
Net realized and unrealized gain
 (loss) on investments and foreign
 currency related transactions......       (0.13)     (0.81)
                                      ----------   --------
Total from investment operations....        1.58       0.97
                                      ----------   --------
LESS DISTRIBUTIONS FROM:
Net investment income...............       (1.83)     (1.85)
In excess of net investment
 income.............................           0          0
Tax basis return of capital.........           0          0
Net realized gain on investments....           0      (0.04)
                                      ----------   --------
Total distributions.................       (1.83)     (1.89)
                                      ----------   --------
NET ASSET VALUE END OF YEAR.........      $17.74     $17.99
                                      ----------   --------
                                      ----------   --------
TOTAL RETURN (A)....................        9.23%      5.61%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses.....................        1.84%      1.68%
 Total expenses, excluding
   indirectly paid expenses.........          --         --
 Net investment income..............        9.52%      9.82%
PORTFOLIO TURNOVER RATE.............          47%        46%
NET ASSETS END OF YEAR
 (THOUSANDS)........................  $1,000,305   $838,892

-------------
(a) Excluding applicable sales charges.

                                       10


  The Fund may invest up to 50% of its assets in securities that are principally traded in securities markets located outside the United States.

  The Asset Composition table located under the caption "Risk Factors" of the prospectus is replaced entirely with the following:

                                                                 *UNRATED SECURITIES
                                                                    OF COMPARABLE
                                             RATED SECURITIES        QUALITY AS
                                              AS PERCENTAGE         PERCENTAGE OF
RATING                                       OF FUND'S ASSETS       FUND'S ASSETS
------------------------------------------   ----------------    -------------------
AAA                                                23.49%                0.00%
AA                                                 13.63%                0.00%
A                                                  13.83%                0.00%
BBB                                                 6.46%                0.00%
BBB split                                           0.20%                0.00%
BB                                                  7.32%                0.17%
BB split                                            8.21%                0.00%
B                                                  12.59%                0.00%
B split                                             0.40%                0.00%
CCC                                                 0.00%                0.00%
D                                                   0.00%                0.00%
Unrated*                                            0.17%
U.S. governments, cash, equities and
  others                                           13.70%
                                                 -------
    TOTAL                                         100.00%
                                                 -------

  The "Fund Management and Expenses; Sub-Administrator" section is deleted.

  The last sentence of the first paragraph and the second paragraph of the "Fund Management and Expenses; Fund Expenses" section are deleted.

  The Fund's portfolio turnover rates for the fiscal years ended August 31, 1996 and 1997 were 246% and 138%, respectively.

  The sixth paragraph of the "Distribution Plan" section is deleted.

December 22, 1997

                          SUPPLEMENT TO THE STATEMENTS
                          OF ADDITIONAL INFORMATION OF

Evergreen Aggressive Growth Fund, Evergreen American Retirement Fund, Evergreen Emerging Markets Growth Fund, Evergreen Florida High Income Municipal Bond Fund,
  Evergreen Foundation Fund, Evergreen Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Global Leaders Fund, Evergreen Growth and Income Fund, Evergreen
     High Grade Tax Free Fund, Evergreen Income and Growth Fund, Evergreen Intermediate Term Government Securities Fund, Evergreen International Equity Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Tax
 Exempt Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Micro Cap Fund, Evergreen Money Market Fund, Evergreen North Carolina
     Municipal Bond Fund, Evergreen Short-Intermediate Bond Fund, Evergreen Short-Intermediate Municipal Fund, Evergreen Small Cap Equity Income Fund,
Evergreen South Carolina Municipal Bond Fund, Evergreen Tax Strategic Foundation
 Fund, Evergreen U.S. Government Fund, Evergreen Utility Fund, Evergreen Value Fund, Evergreen Virginia Municipal Bond Fund, Evergreen Capital Preservation and Income Fund, Evergreen Fund for Total Return, Evergreen Natural Resources Fund, Evergreen Omega Fund, Evergreen Strategic Income Fund, Evergreen California Tax
 Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund,
  Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone High Income Bond Fund (B-4), Keystone Quality Bond Fund (B-1), Keystone Small
   Company Growth Fund (S-4), Keystone Strategic Growth Fund (K- 2), Keystone Growth and Income Fund (S-1), Evergreen Select Adjustable Rate Fund, Evergreen
  Select Small Cap Growth Fund, Keystone International Fund, Keystone Precious Metals Holdings, and Keystone Tax Free Fund (each a "Fund" and, collectively, the "Funds")

         The Statements of Additional Information of each of the Funds are hereby supplemented as follows:

STANDARDIZED FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each of the above Funds, except Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone Small Company Growth Fund (S-4), and Keystone Tax Free Fund, has adopted the following standardized fundamental investment restrictions. These restrictions may be changed only by a vote of Fund shareholders.

1.       Diversification of Investments

         The Fund may not make any investment inconsistent with the Fund's classification as a diversified [non-diversified] investment company under the Investment Company Act of 1940.

2. Concentration of a Fund's Assets in a Particular Industry. ([All Funds other than those listed below.)

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities [or in the case of Money Market Funds domestic bank money instruments]).

         For Evergreen Utility Fund

         The Fund will concentrate its investments in the utilities industry.

         For Keystone Precious Metals Holdings

         The Fund will concentrate its investments in industries related to the mining, processing or dealing in gold or other precious metals and minerals.

3.       Issuance of Senior Securities

         Except as permitted under the Investment Company Act of 1940, the Fund may not issue senior securities.

4.       Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

5.       Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

6.       Investment in Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

7.       Commodities

         The Fund may not purchase or sell commodities or contracts on commodities except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.       Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment instruments shall not be deemed to be the making of a loan.

9.       Investment in Federally Tax Exempt Securities

         The  following  Funds  have  also  adopted a  standardized  fundamental
investment   restriction  in  regard  to  investments  in  federally  tax-exempt securities:

Evergreen Tax Strategic Foundation Fund                       Evergreen High Grade Tax Free Fund
Evergreen Georgia Municipal Bond Fund                         Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund                  Evergreen Virginia Municipal Bond Fund
Evergreen New York Tax Free Fund                              Evergreen Massachusetts Tax Free Fund
Evergreen California Tax Free Fund                            Evergreen Pennsylvania Tax Free Fund
Evergreen Institutional Tax Exempt Money Market Fund          Evergreen Missouri Tax Free Fund
Evergreen Short-Intermediate Municipal Fund


         The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for Funds with the words tax exempt, tax free or municipal in their names.

ELIMINATION OF CERTAIN NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The nonfundamental investment restrictions described below have been eliminated by each Fund listed under such restriction:

1.       PROHIBITION ON INVESTMENT IN UNSEASONED ISSUERS

         Evergreen  Fund,  Growth and  Income  Fund,  Income  and  Growth  Fund,
         American   Retirement  Fund,  Money  Market  Fund,   Short-Intermediate
         Municipal  Fund,  Growth and Income  Fund (S-1),  Omega Fund,  Precious
         Metals Holding, Strategic Growth Fund (K- 2), High Income Bond Fund (B-4), Capital Preservation and Income Fund, Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, International Fund


2. PROHIBITION ON INVESTMENT IN COMPANIES FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT

         Evergreen Fund, Growth and Income Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Emerging Markets Growth Fund, International Equity Fund, Global Leaders Fund, Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, Growth and Income Fund (S-1), Precious Metals Holdings, Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Fund for Total Return, International Fund

3. PROHIBITION ON INVESTMENT IN COMPANIES IN WHICH TRUSTEES OR OFFICERS OF THE FUNDS ALSO HOLD SHARES ABOVE CERTAIN PERCENTAGE LEVELS

         Evergreen Fund, MicroCap Fund, Growth and Income Fund, Income and Growth Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Short-Intermediate Municipal Fund, Precious Metals Holdings, Inc.

4. Prohibition on Investment of More Than 5% of a Fund's Net Assets in Warrants, With No More Than 2% of Net Assets Being Invested in Warrants That Are Listed NEW YORK NOR AMERICAN STOCK EXCHANGES

         Evergreen  Fund,  MicroCap  Fund,  Growth and Income  Fund,  Income and
         Growth   Fund,    Foundation    Fund,    American    Retirement   Fund,
         Short-Intermediate Municipal Fund

5. PROHIBITION ON INVESTMENT IN OIL, GAS OR OTHER MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS

         Evergreen Fund, MicroCap Fund, Aggressive Growth Fund, Growth and Income Fund, Small Cap Equity Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, High Grade Tax Free Fund, Precious Metals Holdings, Inc.

6.       PROHIBITION ON JOINT TRADING ACCOUNTS

         Evergreen Fund, MicroCap Fund, Growth and Income Fund, Income and Growth Fund, Foundation Fund, American Retirement Fund, Florida High Income Municipal Bond Fund

7. PROHIBITION ON INVESTMENT IN OTHER INVESTMENT COMPANIES. [Note: The Funds may invest in such companies to the extent permitted by the Investment Company Act of 1940 and the rules thereunder.]

         Growth and Income Fund,  Utility  Fund,  Small Cap Equity  Income Fund,
         Income and Growth Fund, Value Fund, Short-Intermediate Bond Fund, Intermediate Term Government Securities Fund, Foundation Fund, Tax Strategic Foundation Fund, American Retirement Fund, High Grade Tax Free Fund, Growth and Income Fund (S-1), Omega Fund, Precious Metals Holdings, Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, Global Opportunities Fund, International Fund, Massachusetts Tax Free Fund, New York Tax Free Fund, Pennsylvania Tax Free Fund, California Tax Free Fund and Missouri Tax Free Fund.

RECLASSIFICATION OF ALL OTHER FUNDAMENTAL INVESTMENT RESTRICTIONS

All investment restrictions other than those described above as having been standardized or eliminated have been reclassified from fundamental to nonfundamental and, as, such, may be changed by the Funds' Boards of Trustees at any time without a shareholder vote.

TRUSTEES

         The Trustees and executive officers of each Trust, their ages, and their principal occupations during the last five years are shown below:

         JAMES S. HOWELL (72), 4124 Crossgate Road, Charlotte, NC-Chairman of the Evergreen Group of Mutual Funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

         RUSSELL A. SALTON, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC- Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

         MICHAEL S. SCOFIELD (53), 212 S. Tryon Street, Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

         GERALD M. MCDONNELL (57), 821 Regency Drive, Charlotte, NC - Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

         THOMAS L. McVERRY (58), 4419 Parkview Drive, Charlotte, NC - Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President - Finance and Resources, Rexham Corporation from 1979 to 1990.

         WILLIAM WALT PETTIT (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC - Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990.

         LAURENCE B. ASHKIN (68), 180 East Pearson Street, Chicago, IL - Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

         CHARLES A. AUSTIN III (61), Trustee. Investment counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice); and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

         K. DUN GIFFORD (57) Trustee. Chairman of the Board, Director, and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments, Inc. and Keystone Investment Management Company.

         LEROY KEITH, JR. (57) Trustee. Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

         DAVID M. RICHARDSON (55) Trustee. Executive Vice President, DMR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and
         Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

         RICHARD J. SHIMA (57) Trustee and Advisor to the Boards of Trustees of the Evergreen Group of Mutual Funds. Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of
         Connecticut, Hartford Hospital, Old State House Association, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford YMCA; former Director; Executive Vice President, and Vice Chairman of The Travelers Corporation.

EXECUTIVE OFFICERS

         JOHN J. PILEGGI (37), 230 Park Avenue, Suite 910, New York, NY - President and Treasurer. Consultant to BISYS Fund Services since 1996. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

         GEORGE O. MARTINEZ (37), 3435 Stelzer Road, Columbus, OH - Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995.

         The officers of the Trusts are officers and/or employees of The BISYS Group, Inc. ("BISYS Group"), except for Mr. Pileggi, who is a consultant to The BISYS Group. The BISYS Group is an affiliate of Evergreen Distributor, Inc. ("EDI"), the distributor of each class of shares of each Fund.

         No officer or Trustee of the Trusts owned more than 1.0% of any class of shares of any of the Funds as of November 30, 1997.

DISTRIBUTION PLANS

The following is added to the disclosure under the caption "Distribution Plan"

Class A and B shares are made available to employer-sponsored retirement or savings plans ("Plans") without a sales charge if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's principal underwriter or distributor and in Funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion.

The following is added to the Statement of Additional Information of each of Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone High Income Bond Fund (B-4), Keystone International Fund, Keystone Precious Metals Holdings, Keystone Quality Bond Fund (B-1), Keystone Small Company Growth Fund (S-4), Keystone Strategic Growth Fund (K-2), Keystone Growth and Income Fund (S-1) and Keystone Tax Free Fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Funds' distributor, broker-dealers that have entered into special agreements with the Funds' distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Purchase Alternatives

         CLASS A SHARES

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

         CLASS B SHARES

         The Funds offer Class B shares at net asset value (without a front-end load). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 72 months after the month of your purchase. The Funds will charge CDSCs at the following rate:

REDEMPTION TIMING                                                    CDSC RATE


Month of purchase and the first twelve-month
         period following the month of purchase..........................5.00%
Second twelve-month period following the month of purchase...............4.00%
Third twelve-month period following the month of purchase................3.00%
Fourth twelve-month period following the month of purchase...............3.00%
Fifth twelve-month period following the month of purchase................2.00%
Sixth twelve-month period following the month of purchase................1.00%
Thereafter...............................................................0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

         CLASS C SHARES

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Underwriter. The Funds offer Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Funds will charge a

CDSC of 1.00% on shares  you   redeem  within 12-months after the  month of your
purchase.  See "Contingent Deferred Sales Charge" below.

         CLASS Y SHARES

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of the Capital Management Group of First Union National Bank ("FUNB"), Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Principal Underwriter or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class a Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

         COMBINED PURCHASES

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

         RIGHTS OF ACCUMULATION

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         LETTER OF INTENT

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Shares That Are Not Subject to a Sales Charge or CDSC

         WAIVER OF SALES CHARGES

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchases of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master accounts of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc., has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1.00% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

         WAIVER OF CDSCS

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the account of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.00% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

HOW THE FUNDS VALUE SHARES

How and When a Fund Calculates its Net Asset Value per Share ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

How a Fund Values the Securities it Owns

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (5) Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


December 22, 1997

                          EVERGREEN INTERNATIONAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The response to this item is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen Emerging Markets Growth Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen International Equity Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Evergreen Equity Trust relating to Evergreen Global Leaders Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Evergreen Natural Resources Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Keystone Precious Metals Holdings, Inc.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Keystone International Fund Inc.


Item 24(b).    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number     Description                                           Location
-------    -----------                                           -----------
1         Declaration of Trust                                   Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

2         By-laws                                                Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997
3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management             Incoporated by reference to
          Agreement between the Registrant and First             Registrant's Registration Statement
          Union National Bank                                    Filed on December 12, 1997

5(b)      Form of Investment Advisory and Management             Incoporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Asset Management Corp.                                 Filed on December 12, 1997

5(c)      Form of Investment Advisory and Management             Incoporated by reference to
          Agreement between the Registrant and Keystone          Registrant's Registration Statement
          Investment Management Company                          Filed on December 12, 1997

6(a)      Form of Class A and Class C Principal Underwriting     Incoporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Distributor, Inc.                                      Filed on December 12, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Registration Statement
          Services, Inc. (B-1)                                   Filed on December 12, 1997

6(c)      Form of Class B Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc. (B-2)                                             Filed on December 12, 1997

6(d)      Form of Class B Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc. (Evergreen/KCF)                                   Filed on December 12, 1997

6(e)      Form of Class Y Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc.                                                   Filed on December 12, 1997

6(f)      Form of Dealer Agreement used by Evergreen             Incoporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

7         Form of Deferred Compensation Plan                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

8         Form of Custodian Agreement between the Registrant     Incoporated by reference to
          and State Street Bank and Trust Company                Registrant's Registration Statement
                                                                 Filed on December 12, 1997

9(a)      Form of Administration Agreement between Evergreen     Incoporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Registration Statement
                                                                 Filed on December 12, 1997

9(b)      Form of Transfer Agent Agreement between the           Incoporated by reference to
          Registrant and Evergreen Service Company               Registrant's Registration Statement
                                                                 Filed on December 12, 1997

10        Opinion and Consent of Sullivan & Worcester LLP        Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP

11(b)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-1)                                              Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(c)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-2)                                              Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(d)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KCF/Evergreen)                                        Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(d)     Form of 12b-1 Distribution Plan for Class C            Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997
16        Not applicable

17        Not applicable

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

19        Powers of Attorney                                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of November 30, 1997)

     None

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust a copy of which is filed herewith.

     Provisions for the indemnification of the Registrant's Investment Advisor are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1997.

                                         EVERGREEN INTERNATIONAL TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933, this
Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of December, 1997.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1997.

                                         EVERGREEN INVESTMENT TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933, this
Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of December, 1997.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1997.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of December, 1997.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersignedt has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1997.

                                         EVERGREEN NATURAL RESOURCES FUND

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of December, 1997.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1997.

                                         KEYSTONE PRECIOUS METALS HOLDINGS, INC.

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933, this
Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of December, 1997.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1997.

                                         KEYSTONE INTERNATIONAL FUND INC.

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of December, 1997.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit Number           Exhibit
--------------           -------
11(a)                    Consent of Price Waterhouse LLP
11(b)                    Consent of KPMG Peat Marwick LLP